Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	40-F/A
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2021
Entity Registrant Name	CURALEAF HOLDINGS, INC.
Entity File Number	333-249081
Entity Incorporation, State or Country Code	A1
Entity Primary SIC Number	2833
Entity Tax Identification Number	98-1461045
Entity Address, Address Line One	666 Burrard Street
Entity Address, Address Line Two	Suite 1700
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V6C 2XB
City Area Code	781
Local Phone Number	451-0351
Title of 12(g) Security	Not applicable
Annual Information Form	false
Audited Annual Financial Statements	true
Entity Common Stock, Shares Outstanding	614,369,729
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Auditor Firm ID	6642
Auditor Name	PFK Antares
Auditor Location	Calgary, Alberta
Entity Central Index Key	0001756770
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Amendment Flag	true
Amendment Description	Curaleaf Holdings, Inc. (the "Company" or the "Registrant") is a Canadian issuer that is permitted, under the multijurisdictional disclosure system adopted in the United States, to prepare this annual report on Form 40-F (this "Annual Report") pursuant to Section 13 of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), in accordance with Canadian disclosure requirements, which are different from those of the United States. The Company is a "foreign private issuer" as defined in Rule 3b-4 under the Exchange Act and Rule 405 under the Securities Act of 1933, as amended. Equity securities of the Company are accordingly exempt from Sections 14(a), 14(b), 14(c), 14(f) and 16 of the Exchange Act pursuant to Rule 3a12-3 thereunder.This Amendment No. 1 to the Annual Report ("Amendment No. 1") amends the Annual Report for the year ended December 31, 2021, which was originally filed with the U.S. Securities and Exchange Commission (the "SEC") on March 9, 2022. This Amendment No. 1 is being filed to restate the Company's audited annual financial statements for the three and twelve months ended December 31, 2021 (the "Financial Statements"). Subsequent to the original issuance of the Financial Statements, the Audit Committee of the Company's Board of Directors (the "Audit Committee"), with the assistance of outside counsel and consultants and in discussion with the Company's auditors, conducted a review of certain purchases and sales of products through the Company's wholesale channel to determine whether they had commercial substance, and to confirm the timing and appropriateness of the recognition of revenue from those transactions. Further to this review, the Company has determined that it will make adjustments to the revenue figures reported in the previously mentioned financial statements periods. Errors have been corrected in the Financial Statements. As a result of these adjustments, the following adjustments were made to the management's discussion and analysis of financial condition and results of operation for the three and twelve months ended December 31, 2021 as previously filed (the "Prior MD&A"):In the "Selected financial Information" sections, revenues and the associated cost of goods sold, inventory, and accounts receivables (as well as the flow-through impacts to gross profit, net income, and other applicable items) were updated due to the review discussed above. Relevant variance explanations were also updated as applicable.In the "Summary of Quarterly Results" sections, revenues and the associated cost of goods sold, inventory, and accounts receivables (as well as the flow-through impacts to gross profit, net income, and other applicable items) were updated due to the review discussed above. Relevant variance explanations were also updated as applicable.In the "Recent Acquisitions" section, acquisitions announced or completed since December 31, 2021 were added or description was modified to reflect recent developments. In the "Litigation" section, description of litigations was updated to reflect changes and developments since December 31, 2021. In the "Restatement" section, description, context and events leading up to the restatement of the financial statements for the three and twelve months ended December 31, 2021 were added. In the "Critical Accounting Estimates – COVID-19 estimation uncertainty" section, language was updated to reflect impact of COVID since December 31, 2021. In the "Management's Annual Report on Internal Controls over Financial Reporting", additional material weaknesses regarding Control Environment and Controls pertaining to Wholesale Revenue identified after the period were added and described as well as remediation status of those additional Material Weaknesses. The Company is also amending Management's Annual Report on Internal Controls over Financial Reporting in this Amendment No. 1, to disclose additional material weaknesses regarding Control Environment and Controls pertaining to Wholesale Revenue identified after the period as well as remediation status of those additional Material Weaknesses. Except as described above, the Annual Report remains unchanged. This Amendment No. 1 does not reflect events occurring after the filing of the Annual Report, or modify or update those disclosures.
Business Contact
Document Information [Line Items]
Contact Personnel Name	Curaleaf, Inc
Entity Address, Address Line One	301 Edgewater Place
Entity Address, Address Line Two	Suite 110
Entity Address, City or Town	Wakefield
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01880
City Area Code	781
Local Phone Number	451-0351